Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The American Express Retirement Savings Plan (the “Plan”), which became effective June 11, 1973, is a defined contribution plan. Under the terms of the Plan, regular full-time and certain part-time U.S.-paid employees of American Express Company and its participating subsidiaries (the “Company”) can make elective contributions to the Plan beginning as soon as practicable after their date of hire, and eligible employees hired for the first time on or after January 1, 2017 as well as those rehired on or after January 1, 2022 are covered by the Plan’s automatic enrollment provisions. Eligible employees can qualify to receive Company contributions, if any, upon completion of six months of service.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The following is not a comprehensive description of the Plan, and therefore does not include all situations and limitations covered by the Plan. The Plan Document (“Plan Document”) is the exclusive governing document and should be referred to for more complete information.
Administration
Principal Life Insurance Company is the recordkeeper and Delaware Charter Guarantee & Trust Company, d/b/a Principal Trust Company, is the Trustee and custodian for the Plan, and uses Principal Bank as its sub-custodian. The Plan is administered by the Company’s Employee Benefits Administration Committee (“EBAC”) and the Company’s Retirement Savings Plan Investment Committee (“RSPIC”). The Plan Document requires that the American Express Company Stock Fund be offered as an investment option, subject to compliance with ERISA. RSPIC has the power to select the other investment options available under the Plan and the manner in which these investment options are invested. Subject to Plan limits, RSPIC also has the power to appoint investment managers to make investment decisions. Under the terms of the Plan Document, the members of EBAC and RSPIC are appointed by the Company’s Vice President, Global Well-Being and Benefits.
Compensation
The participant compensation (commonly referred to as “Total Pay”) that is used in the calculation of Plan contributions generally includes an employee’s base pay plus overtime, shift differentials, most commissions and most cash incentives. For participants above certain salary grades, as defined by the Plan, Total Pay does not include any incentive pay which, in the aggregate, is in excess of one times their base salary when calculating Company contributions.
For purposes of the Plan, compensation is subject to applicable limits under the Internal Revenue Code (the “Code”).
Contributions
Cash contributions received by the Plan but not yet invested are presented as Cash (non-interest bearing) on the Statement of Net Assets Available for Benefits. The Plan currently provides for the following contributions:
Elective Contributions
Each pay period, participants may make contributions to the Plan through payroll deductions, including Before-Tax Contributions and/or Roth Contributions up to 80% of their Total Pay, After-Tax Contributions up to 10% of Total Pay or a combination of all three contribution types provided the aggregate does not exceed 80% of their Total Pay or applicable limits under the Code. Roth Contributions are a special type of after-tax contribution and are subject to most of the same rules as Before-Tax Contributions. Participant contributions are subject to limitations imposed by the Code, including limitations on the amount of elective deferrals and catch-up contributions that may be made during the plan year. The Plan complied with non-discrimination requirements under the Code during 2025 and 2024 through its safe harbor design for deferrals and matching contributions.
Eligible employees hired for the first time on or after January 1, 2017 as well as eligible employees rehired on or after January 1, 2022 are automatically enrolled to make Before-Tax Contributions equal to 6% of Total Pay, with a 1% automatic increase each year until the rate reaches 10%, unless the employee makes an alternative election to contribute at a different rate or opt out of automatic enrollment.
Company Matching Contributions
The Company matches 100% of a participant’s Before-Tax Contributions and/or Roth Contributions up to 6% of Total Pay after a participant’s completion of six months of service.
Fixed Rate Contributions
The Company may make a Fixed Rate Contribution annually, typically comprised of 2% or 3% of eligible participants’ Total Pay (with the applicable percentage determined by a participant’s pay band level) for participants who have completed six months of service. Such percentages were applied to calculate the Fixed Rate Contribution for 2025 and 2024. Participants must be employed on the last working day of the Plan year (or be disabled under the terms of the Plan) to be eligible for any Fixed Rate Contributions made for that Plan year. Fixed Rate Contributions to eligible participants are made regardless of whether the participant contributes to the Plan.
Discretionary Profit Sharing Contributions
Additional Discretionary Profit Sharing Contributions by the Company are permitted under the Plan; no Discretionary Profit Sharing Contributions were made in 2025 or 2024.
Qualified Non-Elective Contributions
The Company may make Qualified Non-Elective Contributions (“QNEC”). A QNEC is a discretionary, fully vested contribution allocated in accordance with the Company’s direction at the time the QNEC is approved. Any QNECs are fully vested when made and distributable only under circumstances that permit distributions of Before-Tax Contributions or Roth Contributions. No QNECs were made in 2025 or 2024.
Disability Contributions
Certain qualifying participants who become disabled, as defined by the Plan Document, are eligible to receive contributions similar to Fixed Rate Contributions, Discretionary Profit Sharing Contributions (if applicable) and Matching Contributions.
Allocation of Account Balances
A participant’s account balance may be reallocated among the Plan’s investment options upon receipt of instructions from the participant. Account balances may be reallocated among the Plan’s investment options on a daily basis.
Participant Rollovers
A rollover contribution is a transfer to the Plan of a qualified distribution in accordance with the provisions of the Plan. Rollovers are accepted into the Plan, but are not subject to Company contributions.
In-Plan Roth Conversions
The Plan allows for in-Plan Roth conversions.
Vesting
Participants are immediately vested in their elective Before-Tax, Roth and After-Tax Contributions and rollovers, if any, as well as the investment earnings on the foregoing. Other contributions become vested as set forth below:
Company Matching Contributions
Company Matching Contributions and investment earnings thereon are immediately 100% vested.
Fixed Rate Contributions
Fixed Rate Contributions and investment earnings thereon are 100% vested after the earlier of three years of service or, if still employed by the Company or an affiliate, at or after attainment of age 65, disability or death.
Discretionary Profit Sharing Contributions
Discretionary Profit Sharing Contributions and investment earnings thereon are 100% vested after the earlier of three years of service or, if still employed by the Company or an affiliate, at or after attainment of age 65, disability or death.
Qualified Non-Elective Contributions
QNECs are immediately 100% vested and investment earnings thereon are immediately 100% vested.
Disability Contributions
Disability Contributions are immediately 100% vested.
Forfeitures
Forfeitures of terminated participants’ non-vested accounts, as well as amounts attributable to outstanding checks as to which the payee cannot be located, are used at the discretion of the Company, as Plan Sponsor, to reduce future Company contributions, restore forfeitures for participants who are rehired and reissue checks for any missing payees who are subsequently located. Forfeiture amounts not used for the above purposes may be used to pay Plan expenses as directed by the Plan Administrator. Forfeited non-vested balances were $2.2 million and $2.7 million as of December 31, 2025 and 2024, respectively. Accrued Fixed Rate Contributions for 2025 and 2024 were reduced by $2.3 million and $2.6 million, respectively, from forfeited account balances. An additional $0.4 million from the forfeited account balances reduced Company contributions during the 2024 plan year. In 2025, $0.6 million from the forfeited account balances was used to pay Plan expenses.
Plan Termination
Although the Company has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts and Plan assets will be distributed in accordance with the Plan Document.
Notes Receivable from Participants
Notes receivable from participants (loans) are carried at their unpaid principal balance plus any accrued but unpaid interest. Participants are allowed to apply for a loan from the Plan for a minimum amount of $500 up to the lesser of $50,000 or 50% of their vested balance, subject to certain restrictions set forth in the Plan and the Code, and to potentially higher limits in the event a participant has experienced a loss due to a qualifying natural disaster. General purpose loans are limited to terms of 59 months. Loans to purchase a principal residence have a maximum term of 359 months. Extensions may apply in the event a participant is absent on military leave or is affected by a qualifying natural disaster. Loan repayment amounts, including principal and interest, are deducted each pay period and allocated to participants’ investment accounts in accordance with the election in effect for new contributions at the time of repayment. Terminated participants who have an outstanding loan may make arrangements with the Plan’s recordkeeper to pay the loan in full, or make installment payments. If arrangements are not made for the payment of the outstanding loan balance, the loan amount will be considered in default and the outstanding loan balance will be offset from the account balance, subject to income tax regulations.
Loans are collateralized by the participant’s remaining vested account balance and the interest rate is fixed for the life of the loan. The interest rate determination is based on the prime rate plus one percentage point. In the event of a loan default, the loan is treated as a distribution (i.e., as an early withdrawal of funds from the Plan for tax purposes), which subjects the participant to income tax plus any penalties imposed by the Code based on the loan balance. If the participant is still employed, the loan balance is taxed as a “deemed distribution” but remains outstanding as an obligation of the participant until it is either repaid or the participant terminates employment. In the event of a termination, either voluntary or involuntary, the loan balance is treated as an actual distribution and deducted from the participant’s Plan account balance. Loans outstanding to participants at December 31, 2025, carried interest rates varying from 3.25% to 9.50% and will mature at various dates through February 12, 2056.
Tax Deferrals
As long as the Plan remains qualified and the related Trust (the “Trust”) remains tax exempt, amounts invested in the Plan through Before-Tax Contributions and Company contributions and rollovers, as well as the investment earnings on such amounts, are not subject to federal income tax until distributed to the participant. After-Tax Contributions are taxed when contributed, with earnings taxed upon distribution. Roth Contributions are taxed when contributed, and earnings on Roth Contributions and rolled-in Roth amounts qualify for tax-free distribution if a participant (i) reaches age 59-1/2, dies or becomes disabled (as defined by federal law) and (ii) has a Roth account with the Plan (or another plan from which a direct rollover of Roth contributions is received) for at least five taxable years. If those conditions are not met, earnings on Roth Contributions are taxed when distributed. Amounts that are converted to Roth status through an in-plan Roth conversion are taxed when converted (with the exception of After-Tax Contributions; however, earnings on After-Tax Contributions are subject to tax when converted), and thereafter are subject to the Roth taxation rules.
Distributions and Withdrawals
Upon termination of employment due to disability, death or retirement at or after attainment of the Plan’s normal retirement age (65), participants or their beneficiaries are fully vested and eligible to receive a distribution of the full value of their accounts. If employment ends for other reasons, participants are eligible to receive a distribution of their vested account balance. When employment ends, participants (or their beneficiaries) may elect to receive their vested balance as a cash amount, American Express Company common shares, if applicable, shares of any investment available through self-directed brokerage accounts (“SDA”), if applicable, or a combination of cash and shares. If the account balance is greater than $1,000, a participant may elect to defer distribution until the participant’s "required beginning date" as defined by Section 401(a)(9) of the Code, at which point distributions must be made at least annually in at least the minimum amount required by federal law. If the account balance is $1,000 or less, a distribution will be made in a lump sum following the end of employment. Participants may request a withdrawal of all or a portion of their vested account balances subject to limitations under the terms of the Plan and certain tax penalties imposed by the Code. Distributions (other than required minimum distributions and hardship withdrawals) may be rolled over to a qualified Individual Retirement Account (“IRA”) or other qualified employer retirement plan, if that plan allows rollovers.
Expenses
The Company, in its discretion, may pay certain administrative expenses, with any expenses not paid by the Company being charged to the Plan. Expenses related to separately managed investment funds are generally paid out of the applicable investment funds. Fees, commissions and other charges and administrative expenses that are attributable to the investment funds as a whole are generally paid from the Plan. All such expenses that are paid by the Plan are included within the administrative expenses on the Statement of Changes in Net Assets Available for Benefits. Fees and expenses incurred indirectly by the Plan from the underlying mutual funds and collective trusts in which the Plan may invest are not included in the Statement of Changes in Net Assets Available for Benefits as expenses, but reduce the asset value of that mutual fund or collective trust. Additional expenses are associated with the SDA, and participants electing to invest through the SDA are charged directly for these fees through their SDA.
The Plan’s recordkeeper charges the Plan for recordkeeping of participant accounts, as well as trust and custody of plan assets. The Plan’s fee structure provides for a flat per-participant fee. The Plan’s investment adviser, NEPC, LLC, receives its compensation primarily in the form of a flat fee for its investment advisory services, which is paid by the Plan, plus an additional flat fee related to the oversight of the asset allocation of the Retirement Funds, as discussed in Note 4 (Investments), which is charged to the Plan’s Retirement Funds on a pro rata basis. Additionally, as described in Note 8 (Related Parties and Parties-In-Interest Transactions), the Plan reimburses the Company for direct expenses (salary and benefit costs) associated with a Company employee dedicated to servicing the Company’s qualified retirement plans for time spent coordinating certain services, validating reporting by Plan vendors and providing services to the Plan that are not performed by the Plan’s other service providers.